Treasury shares (Details)					12 Months Ended
	Jun. 11, 2022 USD ($) CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 16, 2020 USD ($) CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)
Treasury shares
Treasury stock amount		¥ 481,582,245	$ 69,775,108
Treasury Stock, Value					¥ 486,954,953		¥ 371,551,131		$ 70,601,832	¥ 346,320,584
Cancelled shares		71,645,824	71,645,824
Exercise of stock options					1,113,837	1,113,837
Class A ordinary shares
Treasury shares
Remaining balance of treasury shares		32,549,727	32,549,727
Common stock, par value | $ / shares			$ 0.0001						$ 0.0001
Share Repurchase Program
Treasury shares
Treasury stock amount					¥ 4,080,022,764	$ 595,447,163	¥ 15,528,092	$ 2,258,112
Period	24 months			24 months
Share Repurchase Program | Class A ordinary shares
Treasury shares
Number of shares repurchased					105,309,388	105,309,388	1,495,291	1,495,291
Number of common shares representing each ADS | ¥	1			1
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001
Share Repurchase Program | ADS
Treasury shares
Authorized share to be repurchased, maximum aggregate value | $	$ 200,000,000			$ 400,000,000
ADS
Treasury shares
Repurchased shares, average price | $ / shares			$ 2.154
ADS | Share Repurchase Program
Treasury shares
Number of shares repurchased					105,309,388	105,309,388	1,495,291	1,495,291
Repurchased shares, average price | $ / shares						$ 5.654		$ 1.510